Intangible Assets, Net - Schedule of Intangible Assets and Goodwill (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	¥ 160,879	¥ 116,408
Accumulated amortization	(57,342)	(31,554)
Total	103,537	84,854
Indefinite-lived intangible assets	775,187	522,927
Total intangible assets Gross Carrying Amount	936,066	639,335
Total intangible assets - Accumulated amortization	(57,342)	(31,554)
Total intangible assets - Net Carrying Amount	878,724	607,781
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	494,000	494,000
Total	494,000	494,000
License Plate [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	31,187	28,927
Total	31,187	28,927
Surveying And Mapping Qualification [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	250,000
Total	250,000
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	158,589	114,118
Accumulated amortization	(55,052)	(29,264)
Total	103,537	84,854
License Of Maintenance And Overhauls [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,290	2,290
Accumulated amortization	¥ (2,290)	¥ (2,290)